Annual Fund Operating Expenses - PGIM Jennison Mid-Cap Growth Fund	Oct. 29, 2021
A
Operating Expenses:
Management fee	0.57%
Distribution or distribution and service (12b-1) fees	0.30%
Other expenses:	0.16%
Shareholder service fee	none
Remainder of other expenses	0.16%
Total annual Fund operating expenses	1.03%
Fee waiver and/or expense reimbursement	none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.03%	[1],[2]
C
Operating Expenses:
Management fee	0.57%
Distribution or distribution and service (12b-1) fees	1.00%
Other expenses:	0.22%
Shareholder service fee	none
Remainder of other expenses	0.22%
Total annual Fund operating expenses	1.79%
Fee waiver and/or expense reimbursement	none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.79%	[1],[2]
R
Operating Expenses:
Management fee	0.57%
Distribution or distribution and service (12b-1) fees	0.75%
Other expenses:	0.17%
Shareholder service fee	none
Remainder of other expenses	0.17%
Total annual Fund operating expenses	1.49%
Fee waiver and/or expense reimbursement	(0.25%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.24%	[1],[2]
Z
Operating Expenses:
Management fee	0.57%
Distribution or distribution and service (12b-1) fees	none
Other expenses:	0.13%
Shareholder service fee	none
Remainder of other expenses	0.13%
Total annual Fund operating expenses	0.70%
Fee waiver and/or expense reimbursement	none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.70%	[1],[2]
R2
Operating Expenses:
Management fee	0.57%
Distribution or distribution and service (12b-1) fees	0.25%
Other expenses:	1.00%
Shareholder service fee	0.10%	[3]
Remainder of other expenses	0.90%	[4]
Total annual Fund operating expenses	1.82%
Fee waiver and/or expense reimbursement	(0.74%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.08%	[1],[2]
R4
Operating Expenses:
Management fee	0.57%
Distribution or distribution and service (12b-1) fees	none
Other expenses:	0.80%
Shareholder service fee	0.10%	[3]
Remainder of other expenses	0.70%	[4]
Total annual Fund operating expenses	1.37%
Fee waiver and/or expense reimbursement	(0.54%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.83%	[1],[2]
R6
Operating Expenses:
Management fee	0.57%
Distribution or distribution and service (12b-1) fees	none
Other expenses:	0.02%
Shareholder service fee	none
Remainder of other expenses	0.02%
Total annual Fund operating expenses	0.59%
Fee waiver and/or expense reimbursement	none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.59%	[1],[2]

[1]	PGIM Investments LLC (PGIM Investments) has contractually agreed, through December 31, 2022, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the Total Annual Fund Operating Expenses to exceed 1.08% of average daily net assets for Class R2 shares or 0.83% of average daily net assets for Class R4 shares. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, Total Annual Fund Operating Expenses for Class R6 shares will not exceed Total Annual Fund Operating Expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This expense limitation may not be terminated prior to December 31, 2022 without the prior approval of the Fund’s Board of Directors.
[2]	The distributor of the Fund has contractually agreed through December 31, 2022 to reduce its distribution and service (12b-1) fees for Class R shares to 0.50% of the average daily net assets of Class R shares. This waiver may not be terminated prior to December 31, 2022 without the prior approval of the Fund’s Board of Directors.
[3]	“Shareholder service fee” reflects maximum allowable fees under a shareholder services plan.
[4]	Other expenses have been updated from the most recent annual report to reflect current expenses.